UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2014

	Shares	Value
Corporate Bond Trust Certificates - 38.52%

Direct Trust Certificates - 35%
Affiliated Managers Group, Inc. Sr Nt Exp 10/15/22 - 5.25%	12,500	320,125
Aflac Inc. Sub Dep Exp 9/15/52 - 5.50%	11,000	256,960
American Finl Group Inc. Ohio Sr Nt Exp 8/25/42 - 5.75%	12,500	298,238
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	16,500	418,275
Aviva Plc Cap Sec 12/1/41 - 8.25%	10,000	276,600
Dynex Cap Inc. Pfd Ser B - 7.625%	12,000	276,720
Entergy LA LLC 6/1/63 Pfd - 4.7%	25,000	508,750
Full Circle Capital Corp. 6/30/20 - 8.25%	14,000	365,399
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.0%	15,000	386,250
KKR Financial Holdings Pfd Ser A - 7.375%	10,000	257,500
Main Street Capital Corp. 6.125% 4/1/23 Series	23,000	565,800
Merrill Lynch Preferred D - 7.0%	12,000	304,800
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	762,900
Protective Life Corp. 8.00% 10/15/2024	11,600	242,788
Prospect Capital Corp 6.95% Exp 11/15/22	10,000	263,700
Prudential Financial, Inc. Jr Sub Nt 3/15/53 - 5.70%	30,000	700,500
Qwest Corp. 6/1/53 - 6.125%	14,000	308,420
Saratoga Investment Corp. 5/31/20 - 7.50%	28,000	705,043
Selective Ins Group Inc. Sr Nt 2/9/43 - 5.875%	11,565	258,366
Stanley Black & Decker Inc. 7/25/52 - 5.75%	25,000	599,250
Torchmark Corp. 12/15/52 - 5.875%	15,500	374,790
W.R. Berkley Corp. Pfd 4/30/53 - 5.625%	12,000	258,480
		8,709,652

Third Party Bond Trust Certificates - 3.52%
PreferredPlus Tr Ser Ver 1 Tr CTF Cl A 12/01/30 - 7.625%	21,267	552,729
Strats Tr Goldman Sachs Group 2/15/33 - 0.0% (a)	18,900	322,812
		875,541

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $9,577,585)		9,585,194

Investment Companies - 28.79%

Closed-End Income Funds - 20.54%
AllianceBernstein Income Fund, Inc.	40,000	293,600
Legg Mason BW Global Income Opportunities Fund	40,000	702,400
MFS Intermediate Income Trust	220,000	1,139,600
MFS Multimarket Income Trust	140,000	914,200
Strategic Global Income Fund, Inc.	85,000	782,850
Wells Fargo Advantage Multi-Sector Income Fund	48,000	696,000
Western Asset/Claymore Inflation-Linked Opportunit	50,000	581,500
		5,110,150

Closed-End Funds, Senior Securities - 8.25%
Gabelli Dividend & Income Trust Preferred A - 5.875%	37,300	944,809
The GDL Fund Ser A 3/26/18 - 0.0% (a)	22,000	1,108,360
		2,053,169

TOTAL INVESTMENT COMPANIES (Cost $7,141,771)		7,163,319

Traditional Preferred- 5.15%
Citigroup, Inc. Cum Pfd Ser L 6.875	30,000	754,500
Kayne Anderson MLP Investment Co. Pfd Shs 4/1/19 - 4.25%	10,000	253,200
Schwab Charles Corp. Pfd Ser B - 6.0%	11,000	273,350
		1,281,050

TRADITIONAL PREFERRED (Cost $1,261,054)		1,281,050

REIT Preferred Shares- 19.59%
American Realty Capital Pptys, Inc. - 6.70% Ser F	15,000	341,550
Apollo Coml Real Estate Pfd Ser A - 8.625%	20,000	507,200
Apollo Invt Corp. Sr Nts 7/15/43 - 6.875%	15,000	356,250
Chesapeake Lodging Tr Pfd Ser A - 7.75%	10,000	259,500
Commonwealth REIT - 6.5%	15,000	376,650
Digital Realty Trust, Inc. Preferred Series G	12,000	244,320
Entertainment Properties Pfd Ser F - 6.625%	12,000	285,600
Pebblebrook Hotel Tr Pfd Ser C - 6.50%	28,000	624,960
PS Business Pks Calif Ser U Pfd - 5.75%	10,000	214,100
Public Storage Pfd X - 5.2%	35,000	736,750
Summit Hotel Properties, Inc. Pfd Ser A - 9.25%	10,000	269,400
Summit Hotel Properties, Inc. Pfd Ser B - 7.875%	5,000	126,600
Winthrop Rlty Tr Pfd Shs Int Ser D - 9.25%	20,000	532,360
		4,875,240

REIT PREFERRED SHARES (Cost $4,736,398)		4,875,240

Money Market Funds - 7.08%
First American Funds Government Obligation Class Y 0.01% (a)	1,762,504	1,762,504
		1,762,504

TOTAL MONEY MARKET FUNDS (Cost $1,762,504)		1,762,504

TOTAL INVESTMENTS (Cost $24,479,311) 99.13%		24,667,307

Other Assets In Excess of Liablities - 0.87%		215,804

TOTAL NET ASSETS - 100.00%		24,883,111

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2014.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
March 31, 2014

	Shares	Value
Common Stocks - 81.82%

Biotechnology - 5.94%
Celgene Corp. (a)	4,000	558,400
		558,400

Capital Markets - 9.6%
Ameriprise Financial, Inc.	5,000	550,350
Bank of New York Mellon Corp.	10,000	352,900
		903,250

Chemicals - 2.66%
Mosaic Co.	5,000	250,000
		250,000

Communications Equipment - 6.58%
Cisco Systems, Inc.	10,000	224,150
Qualcomm, Inc.	5,000	394,300
		618,450

Computers & Peripherals - 5.83%
EMC Corp. Massachusetts	20,000	548,200
		548,200

Diversified Financial Services - 3.23%
JP Morgan Chase & Co.	5,000	303,550
		303,550

Electrical Equipment - 2.74%
ABB Ltd. Sponsored ADR(c)	10,000	257,900
		257,900

Electronic Equipment, Instruments - 2.21%
Corning, Inc.	10,000	208,200
		208,200

Energy Equipment & Services - 4.17%
Cameron International Corp. (a)	2,000	123,540
Helmerich & Payne, Inc.	2,500	268,900
		392,440

Health Care Equipment & Supplies - 4.39%
Abbott Labratories	5,000	192,550
Baxter International, Inc.	3,000	220,740
		413,290

IT Services - 3.07%
International Business Machines Corp.	1,500	288,735
		288,735

Industrial Conglomerates - 3.3%
General Electric Co	12,000	310,680
		310,680

Internet Software & Services - 2.94%
Ebay, Inc. (a)	5,000	276,200
		276,200

Life Sciences Tools & Services - 3.2%
Thermo Fisher Scientific, Inc.	2,500	300,600
		300,600

Machinery - 3.82%
Parker Hannifin Corp	3,000	359,130
		359,130

Media - 2.55%
Disney Walt Co.	3,000	240,210
		240,210

Metals & Mining - 7.62%
Alcoa, Inc.	30,000	386,100
Freeport-McMoRan Copper & Gold, Inc.	10,000	330,700
		716,800

Oil, GAs & Consumable Fuels - 3.53%
Apache Corp.	4,000	331,800
		331,800

Pharmaceuticals - 4.44%
AbbVie, Inc.	5,000	257,000
Pfizer, Inc.	5,000	160,600
		417,600

TOTAL COMMON STOCKS (Cost $4,516,366)		7,695,435

Investment Companies - 17.27%
Boulder Total Return Fund, Inc.	25,000	608,250
Madison Covered Call & Equity	50,000	413,500
Tri Continental Corp.	30,000	602,400
		1,624,150

TOTAL INVESTMENT COMPANIES (Cost $1,052,385)		1,624,150

Money Market Funds - 0%
First American Funds Government Obligation Class Y 0.01% (b)	-	-
		-

TOTAL MONEY MARKET FUNDS (Cost $0,000)		-

TOTAL INVESTMENTS (Cost $5,568,751) 99.09%		9,319,585

Other Assets In Excess of Liablities - 0.91%		85,954

TOTAL NET ASSETS - 100.00%		9,405,539

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2014.
(c) ADR - American Depository Receipt

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2014

	Shares	Value
Common Stocks - 19.62%

Auto Components - 0.48%
Tower International, Inc. (a)	8,582	233,602
		233,602

Building Products - 5.11%
Allegion PLC (a)	33,310	1,737,783
Quanex Building Products Corp.	36,790	760,817
		2,498,600

Chemicals - 4.41%
Ashland, Inc.	3,400	338,232
The Scotts Miracle-Gro Co.	15,920	975,578
Zep, Inc.	47,660	843,582
		2,157,392

Commercial Banks - 0.89%
Farmers National Banc Corp.	56,757	435,894
		435,894

Commercial Services & Supplies - 2.99%
Cenveo, Inc. (a)	96,432	293,153
SP Plus Corp. (a)	15,308	402,141
Viad Corp.	31,930	767,597
		1,462,892

Communications Equipment - 0.85%
Polycom, Inc. (a)	30,250	415,030
		415,030

Diversified Consumer Services - 3.32%
Ascent Capital Group, Inc. (a)	13,992	1,057,096
Collectors Universe, Inc.	30,234	569,004
		1,626,099

Diversified Financial Services - 1.57%
ING U.S., Inc.	21,200	768,924
		768,924

Diversified Telecommunications - 2.48%
Alteva, Inc.	24,232	201,126
Cincinnati Bell, Inc. (a)	292,790	1,013,053
		1,214,179

Electronic Equipment, Instruments - 4.03%
Daktronics, Inc.	73,570	1,058,672
Knowles Corp. (a)	15,470	488,388
Napco Security Technologies, Inc. (a)	64,290	426,243
		1,973,303

Food & Staples Retailing - 2.15%
Spartan Stores, Inc.	45,350	1,052,574
		1,052,574

Food Products - 5.8%
Hillshire Brands Co.	14,170	527,974
Post Holdings, Inc. (a)	26,892	1,482,287
Whitewave Foods Co. (a)	28,949	826,204
		2,836,466

Gas Utilities - 2.02%
ONE Gas, Inc. (a)	27,490	987,716
		987,716

Health Care Equipment & Supplies - 0.24%
Utah Medical Products, Inc.	2,050	118,552
		118,552

Health Care Providers & Services - 2%
Corvel Corp. (a)	19,652	977,884
		977,884

Hotels, Restaurants & Leisure - 2.95%
CEC Entertainment, Inc. Poison Pill Rights	4,000	-
Darden Restaurants, Inc.	9,590	486,788
Krispy Kreme Doughnuts, Inc. (a)	40,450	717,179
Tropicana Entertainment, Inc. (a)	12,850	237,597
		1,441,563

Household Durables - 0.82%
Nacco Industries, Inc.	7,401	401,208
		401,208

IT Services - 1.86%
Blackhawk Network Holdings, Inc. (a)	25,866	630,872
Science Applications International Corp.	7,500	280,425
		911,297

Internet & Catalog Retail - 9.17%
FTD Companies, Inc. (a)	34,518	1,098,018
Liberty Interactive Corp. (a)	32,640	942,317
Liberty Ventures (a)	12,770	1,664,314
TripAdvisor, Inc. (a)	8,630	781,792
		4,486,440

Internet Software & Services - 4.31%
Autobytel, Inc. (a)	120,919	1,503,023
United Online, Inc.	52,481	606,680
		2,109,704

Leisure Equipment & Products - 0.81%
Nautilus, Inc. (a)	41,355	398,249
		398,249

Machinery - 3.29%
Hyster-Yale Materials Handling, Inc.	10,115	986,213
John Bean Technologies Corp.	6,455	199,460
Timken Co.	7,230	424,979
		1,610,651

Media - 19.92%
AMC Networks, Inc. (a)	5,115	373,804
Crown Media Holdings, Inc. (a)	20,347	78,132
Dex Media, Inc. (a)	55,190	507,748
John Wiley & Sons, Inc.	11,962	689,490
Lee Enterprises, Inc. (a)	189,100	845,277
Liberty Media Corp. (a)	3,290	430,102
New Media Investment Group, Inc. (a)	106,160	1,594,523
Salem Communications Corp.	55,666	556,103
Sizmek, Inc. (a)	179,610	1,909,254
Starz - Liberty Capital (a)	11,500	371,220
Tribune Co. (a)	30,010	2,390,297
		9,745,950

Multiline Retail - 0.53%
Tuesday Morning Corp. (a)	18,361	259,808
		259,808

Oil, GAs & Consumable Fuels - 2.24%
QEP Resources, Inc.	37,160	1,093,990
		1,093,990

Pharmaceuticals - 3.63%
Mallinckrodt PLC (a)	27,980	1,774,212
		1,774,212

Real Estate Investment Trusts - 4.82%
Ashford Hospitality Trust, Inc.	34,180	385,209
Cyrusone, Inc.	20,200	420,766
Rayonier, Inc.	24,410	1,120,663
Rouse Properties, Inc.	25,025	431,431
		2,358,069

Real Estate Management & Development - 1.98%
Alexander & Baldwin, Inc.	7,434	316,391
Forestar Group, Inc. (a)	36,770	654,506
		970,897

Specialty Retail - 0.96%
CST Brands, Inc.	15,060	470,474
		470,474

Textiles, Apparel & Luxury Goods - 0.67%
Sequential Brands Group, Inc. (a)	40,870	326,960
		326,960

Thrifts & Mortgage Finance - 2.7%
TFS Financial Corp. (a)	106,130	1,319,196
		1,319,196

TOTAL COMMON STOCKS (Cost $40,106,282)		48,437,773

Money Market Funds - 0.93%
First American Funds Government Obligation Class Y 0.01% (b)	454,977	454,977
		454,977

TOTAL MONEY MARKET FUNDS (Cost $454,977)		454,977

TOTAL INVESTMENTS (Cost $40,561,259) 99.95%		48,892,750

Other Assets In Excess of Liablities - 0.05%		25,005

TOTAL NET ASSETS - 100.00%		48,917,755

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2014.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2014

	Shares	Value
Common Stocks - 93.44%

Airlines - 3.52%
Hawaiian Holdings Inc Com (a)	31,500	439,740
		439,740

Auto Components - 0.34%
Fuel Systems Solutions, Inc. (a)	4,000	43,040
		43,040

Capital Markets - 6.12%
Calamos Asset Management, Inc	16,000	206,880
Harris & Harris Group, Inc. (a)	82,542	286,421
MVC Capital, Inc.	20,000	271,000
		764,301

Chemicals - 3.39%
Landec Corp. (a)	20,000	223,200
Penford Corp. (a)	14,000	201,040
		424,240

Commercial Banks - 2%
Boston Private Financial Holdings, Inc.	10,000	135,300
LNB Bancorp (e)	10,000	114,200
		249,500

Commercial Services & Supplies - 4.28%
Courier Corp.	10,000	154,000
Kimball International, Inc.	15,000	271,650
Perma-Fix Environmental Services, Inc. (a)	22,460	109,605
		535,255

Communications Equipment - 1.05%
Aviat Networks, Inc. (a)	82,500	131,175
		131,175

Computers & Peripherals - 4.91%
Imation Corp. (a)	60,090	346,719
Qumu Corp (a)	10,539	168,624
Silicon Graphics International Corp. (a)	8,000	98,240
		613,583

Diversified Consumer Services - 0.68%
Lincoln Educational Services Corp.	22,500	84,825
		84,825

Diversified Telecommunications - 0.75%
Alaska Communications Systems Group Inc (a)	48,781	94,147
		94,147

Electronic Equipment, Instruments - 8.42%
Deswell Industries, Inc.	22,500	46,575
Digital Ally, Inc. (a)	10,044	61,670
Electro Scientific Industries, Inc.	23,500	231,475
Frequency Electronics, Inc. (a)	13,048	141,049
Iteris, Inc (a)	65,000	128,700
Mace Security International, Inc. (a)(d)(g)	150,000	60,000
Maxwell Technologies, Inc. (a)	12,500	161,500
Perceptron, Inc.	12,000	145,560
Planar Systems, Inc. (a)	10,000	20,400
Vicon Industries, Inc. (a)	15,550	54,770
		1,051,699

Food Products - 1.94%
Sanfilippo John B & Son Inc	10,549	242,838
		242,838

Health Care Equipment & Supplies - 7.19%
Cryolife Inc	13,047	129,948
Digirad Corp.	75,892	260,310
Invacare Corp.	7,500	143,025
Medical Action Inds (a)	29,002	202,144
RTI Biologics Inc Com (a)	40,000	163,200
		898,627

Health Care Providers & Services - 0.81%
Cross Country Healthcare, Inc. (a)	12,500	100,875
		100,875

Hotels, Restaurants & Leisure - 1.53%
Dover Downs Gaming & Entertainment, Inc. (a)	10,000	15,200
Luby's, Inc. (a)	20,000	123,200
Ruby Tuesday, Inc. (a)	9,500	53,295
		191,695

Household Durables - 6.43%
Cobra Electronics Corp. (a)	50,000	168,500
Emerson Radio Corp. (a)	50,121	104,252
Hooker Furniture Corp.	5,000	78,300
Kid Brands, Inc. (a)	60,000	21,000
Koss Corp.	7,500	37,425
Natuzzi SpA ADR (a)(c)	75,804	214,070
Stanley Funiture Co. Inc (a)	45,379	124,338
ZAGG, Inc. (a)	12,000	55,440
		803,326

IT Services - 0.1%
WPCS International Inc (a)	7,857	12,178
		12,178

Insurance - 3.39%
Meadowbrook Insurance Group, Inc.	11,500	67,045
State Auto Financial Corp	7,500	159,825
United Insurance Holdings Corp.	13,500	197,235
		424,105

Internet Software & Services - 2.12%
Realnetworks Inc. (a)	35,000	265,300
		265,300

Leisure Equipment & Products - 4.8%
Callaway Golf Co.	37,500	383,250
Jakks Pacific, Inc.	30,000	216,600
		599,850

Life Sciences Tools & Services - 3.72%
Albany Molecular Research, Inc. (a)	25,000	464,750
		464,750

Machinery - 3.32%
FreightCar America, Inc.	8,000	185,920
Lydall, Inc. (a)	10,000	228,700
		414,620

Marine - 0.5%
Euroseas, Ltd.	50,000	62,520
		62,520

Media- 0.15%
Ballantyne Strong, Inc. (a)	4,000	18,760
		18,760

Oil, GAs & Consumable Fuels - 4.06%
Goodrich Petroleum Corp. (a)	6,000	94,920
Vaalco Energy, Inc. (a)	30,000	256,500
Warren Resources, Inc. (a)	32,500	156,000
		507,420

Pharmaceuticals - 1.89%
Heska Corp. (a)	22,470	236,834
		236,834

Professional Services - 2.04%
Heidrick & Struggles Intl Inc.	9,000	180,630
RCM Technologies, Inc. (a)	10,980	74,005
		254,635

Semiconductors & Semiconductor Equipment - 6.47%
Amtech Systems, Inc. (a)	13,360	162,591
Axcelis Technologies, Inc. (a)	110,000	236,500
AXT, Inc. (a)	58,950	129,690
BTU International, Inc. (a)	28,170	87,609
Kopin Corp. (a)	15,000	56,700
Leadis Technology, Inc. (a)	33,812	223
Silicon Image, Inc. (a)	13,500	93,150
Trio Tech International (a)	13,322	42,764
		809,227

Software - 0.59%
Telenav, Inc. (a)	12,307	73,350
		73,350

Specialty Retail - 1.48%
Body Central Corp. (a)	30,000	32,100
Sears Hometown and Outlet Stores, Inc. (a)	4,500	106,425
Wet Seal, Inc. (a)	35,000	46,200
		184,725

Textiles, Apparel & Luxury Goods - 2.9%
Lakeland Industries, Inc. (a)(f)	56,565	362,582
Tandy Brands Accessories, Inc. (a)	4,728	298
		362,880

Thrifts & Mortgage Finance - 1.13%
Trustco Bank Corp	20,000	140,800
		140,800

Trading Companies & Distributors - 1.42%
Lawson Products, Inc. (a)	11,040	177,413
		177,413

TOTAL COMMON STOCKS (Cost $8,604,574)		11,678,232

Money Market Funds - 6.69%
First American Funds Government Obligation Class Y 0.01% (b)	836,126	836,126
		836,126

TOTAL MONEY MARKET FUNDS (Cost $836,126)		836,126

TOTAL INVESTMENTS (Cost $9,440,700) 100.13%		12,514,358

Liablities In Excess of Other Assets - -0.13%		-16,462

TOTAL NET ASSETS - 100.00%		12,497,896

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2014.
(c) ADR - American Depository Receipt
(d) The Ancora Trust Chariman serves on the Board of Directors of this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.
(f) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2014

	Shares	Value
Common Stocks - 62.72%

Capital Markets - 19.3%
Ares Capital Corp.	15,000	264,300
Calamos Asset Management, Inc	37,000	478,410
Prospect Capital Corp.	20,000	216,000
Safeguard Scientifics, Inc. (A)	25,000	554,500
Firsthand Technology Value Fund, Inc.	16,500	352,275
THL Credit, Inc.	20,000	276,000
		2,141,485

Construction Materials - 2.14%
Continental Materials Corp. (a)	12,150	237,047
		237,047

Diversified Financial Services - 8.08%
Citigroup, Inc.	10,000	476,000
Leucadia National Corp.	15,000	420,000
		896,000

Electrical Equipment - 2.52%
Active Power, Inc. (a)	20,000	66,200
Capstone Turbine Corp. (a)	100,000	213,000
		279,200

Electronic Equipment, Instruments - 10.31%
Daktronics, Inc.	10,000	143,900
Mace Security International, Inc. (a)(d)(e)	2,500,000	1,000,000
		1,143,900

Energy Equipment & Services - 1.88%
Weatherford International Ltd. (a)	12,000	208,320
		208,320

Health Care Equipment & Supplies - 0.45%
Zynex, Inc. (a)	115,000	49,370
		49,370

Household Durables - 0.25%
Natuzzi SpA ADR (a)(c)	10,000	28,240
		28,240

Life Sciences Tools & Services - 2.51%
Albany Molecular Research, Inc. (a)	15,000	278,850
		278,850

Metals & Mining - 2.62%
Allegheny Technologies, Inc.	5,000	188,400
Cliffs Natural Resources, Inc.	5,000	102,300
		290,700
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	0
		0

Oil, GAs & Consumable Fuels - 2.56%
StealthGas, Inc. (a)	25,000	284,250
		284,250

Personal Products - 1.92%
Stephan Co. (a)(d)	160,000	212,800
		212,800

Real Estate Management & Development - 2.4%
AmBase Corp. (a)	30,000	35,400
St. Joe Co. (a)	12,000	231,000
		266,400

Textiles, Apparel & Luxury Goods - 5.78%
Lakeland Industries, Inc. (a)(f)	100,000	641,000
		641,000

TOTAL COMMON STOCKS (Cost $5,168,960)		6,957,561

Investment Companies - 20.19%
BlackRock Enhanced Equity Dividend Trust	50,000	397,000
Boulder Growth & Income Fund, Inc.	49,700	404,061
Cohen & Steers REIT & Preferred Income Fund, Inc.	11,000	187,000
Gabelli Global Deal Fund	25,000	275,750
MFS Intermediate Income Trust	20,000	103,600
Madison Covered Call & Equity	15,000	124,050
Neuberger Berman Real Estate Secs Income Fund	45,000	212,400
Special Opportunities Fund, Inc.	33,000	536,250
		2,240,111

TOTAL INVESTMENT COMPANIES (Cost $2,005,066)		2,240,111

Money Market Funds - 15.49%
First American Funds Government Obligation Class Y 0.01% (b)	840,903	1,718,169
		1,718,169

TOTAL MONEY MARKET FUNDS (Cost $1,718,169)		1,718,169

TOTAL INVESTMENTS (Cost $8,892,195) 98.4%		10,915,841

Other Assets In Excess of Liablities - 1.6%		177,629

TOTAL NET ASSETS - 100.00%		11,093,470

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2014.
(c) ADR - American Depository Receipt
(d) The Ancora Trust Chariman and Portfolio Manager serves on the Board of Directors of this company.
(e) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2014 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$24,479,311	$834,087	$ (646,091)	$(187,996)
Ancora Equity Portfolio	$5,568,781	$3,756,813	$ (5,979)	$3,750,834
Ancora/Thelen Small-Mid Cap Portfolio	$40,561,259	$8,982,645	$ (651,153)	$8,331,492
Ancora MicroCap Portfolio	$9,440,700	$3,930,677	$ (857,019)	$3,073,658
Ancora Special Opportunities Portfolio	$8,892,195	$2,489,305	$ (465,659)	$2,023,646

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 24,667,607	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 24,667,607	- 0 -

Ancora Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 9,319,585	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 9,319,585	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 48,892,750	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 48,892,750	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 12,514,358	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 12,514,358	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 10,915,841	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 10,915,841	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: May 23, 2014